Related parties - Narrative (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Nov. 30, 2021 contract
Related Party Transaction
Number of directors | contract				1
Contract with customer, liability	$ 140,800
Accrued interest	24,900
Blackstone Collaboration Agreement
Related Party Transaction
Carrying amount of liability	140,778	$ 125,900	$ 47,016
Non-cash interest expense, catch-up		$ 10,000
Syncona LLP | Underwriters public offering
Related Party Transaction
Exercise price of warrant (in usd per share) | $ / shares		$ 2.00
Investee of Syncona | License revenue
Related Party Transaction
Remaining performance obligation, variable consideration amount	$ 350
Autolus | Investee Of Syncona Portfolio Limited | License revenue
Related Party Transaction
Ownership percentage by noncontrolling owners (in percent)	10.00%
Blackstone | Autolus
Related Party Transaction
Ownership percentage by noncontrolling owners (in percent)				10.00%